Debt - Summary of Finance Cost and Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Finance income	$ 24,405	$ 23,628	$ 17,939
Finance cost	(57,432)	(50,825)	(51,096)
Interest income on short-term bank deposits [member]
Disclosure of detailed information about borrowings [line items]
Finance income	1,432	1,670	1,499
Interest income on investment [member]
Disclosure of detailed information about borrowings [line items]
Finance income	22,973	21,958	16,440
Interests expense on bank loans [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(36,676)	(34,687)	(32,599)
Interest on factoring [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(1,316)	(1,163)	(2,624)
Interest on lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(13,294)	(14,179)	(15,107)
Other finance cost [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	$ (6,146)	$ (796)	$ (766)